Taxes - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes [Line Items]
Effective income tax rate	21.70%	19.60%	(6.70%)
Undistributed earnings of our foreign subsidiaries	$ 1.3
Net tax loss and credit carry forwards (tax effected)	2.3
Net tax loss and credit carry forwards (tax effected), portion that will expire between 2015 and 2034	1.8
Operating loss carry forwards amount	0.5
Increase in valuation allowance	0.2
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate	$ 1.3	$ 1.4	$ 2.1